UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07391

             ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Argentina - 1.0%
Government Obligation - 1.0%
Republic of Argentina
   4.89%, 8/03/12 (a)(b)
   (cost $699,661)                                US$         879     $  815,474
                                                                      ----------
Australia - 1.5%
Government Obligation - 1.5%
Government of Australia
   10.00%, 10/15/07
   (cost $1,247,564)                              AUD       1,573      1,258,718
                                                                      ----------
Brazil - 1.0%
Corporate Debt Obligation - 0.1%
Unibanco (Grand Cayman)
   8.70%, 2/11/10 (c)                             BRL         250        106,154
                                                                      ----------
Government Obligations - 0.9%
Brazil Development Fund
   9.63%, 12/12/11(c)                             US$         256        290,560
Federal Republic of Brazil
   8.25%, 1/20/34                                               1          1,110
   12.50%, 1/05/16 (b)                            BRL       1,000        460,814
                                                                      ----------
                                                                         752,484
                                                                      ----------
Total Brazilian Securities
   (cost $834,661)                                                       858,638
                                                                      ----------
Canada - 5.2%
Corporate Debt Obligation - 0.3%
Abitibi-Consolidated, Inc.
   6.00%, 6/20/13 (b)                             US$         275        225,500
                                                                      ----------
Government Obligation - 4.9%
Canada Housing Trust
   4.10%, 12/15/08                                CAD       4,679      4,107,820
                                                                      ----------
Total Canadian Securities
   (cost $4,454,971)                                                   4,333,320
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Germany - 7.3%
Government Obligations - 7.3%
Bundesobligation
   4.00%, 2/16/07                                 EUR       2,804     $3,595,895
Bundesschatzanweisungen
   3.00%, 3/14/08                                           1,900      2,408,862
Kreditanstalt fuer Wiederaufbau
   2.05%, 2/16/26                                 JPY      13,000        109,504
                                                                      ----------
Total German Securities
   (cost $6,065,733)                                                   6,114,261
                                                                      ----------
Indonesia - 0.4%
Government Obligation - 0.4%
Indonesian Rupiah Credit Linked Note
   12.90%, 6/17/22
   (cost $407,846)                                IDR   3,656,000        366,480
                                                                      ----------
Japan - 4.7%
Government Obligations - 4.7%
Development Bank of Japan
   1.75%, 6/21/10                                 JPY     147,000      1,307,323
Japan-32
   0.70%, 9/20/08                                         300,000      2,608,913
                                                                      ----------
Total Japanese Securities
   (cost $3,871,475)                                                   3,916,236
                                                                      ----------
Mexico - 4.0%
Government Obligation - 4.0%
Mexican Bonos
   8.00%, 12/24/08
   (cost $3,315,259)                              MXN      36,200      3,320,707
                                                                      ----------
Netherlands - 0.9%
Corporate Debt Obligations - 0.9%
ING Nederland Bank
   6.00%, 5/30/07                                 NLG         300        177,157
Koninklijke (Royal) Philips Electronics NV
   5.75%, 5/16/08                                 EUR         470        619,883
                                                                      ----------
Total Dutch Securities
   (cost $781,616)                                                       797,040
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Norway - 1.6%
Government Obligation - 1.6%
Kingdom of Norway
   5.50%, 5/15/09
   (cost $1,265,573)                              NOK       7,829     $1,323,982
                                                                      ----------
Panama - 0.5%
Government Obligation - 0.5%
Republic of Panama
   9.63%, 2/08/11
   (cost $432,076)                                US$         375        421,875
                                                                      ----------
Poland - 4.9%
Government Obligations - 4.9%
Republic of Poland
   6.00%, 11/24/10                                PLN      10,600      3,508,378
   6.25%, 10/24/15 (b)                                      1,723        583,618
                                                                      ----------
Total Polish Securities
   (cost $3,868,629)                                                   4,091,996
                                                                      ----------
Russia - 1.0%
Government Obligation - 1.0%
Russian Ministry of Finance
   3.00%, 5/14/08 (b)
   (cost $804,322)                                US$         856        813,200
                                                                      ----------
South Korea - 3.6%
Corporate Debt Obligation - 1.3%
HSBC Bank
   5.25%, 12/10/10                                KRW   1,022,175      1,107,750
                                                                      ----------
Government Obligations - 2.3%
Republic of Korea
   5.25%, 12/11/10                                        962,113      1,019,635
South Korean Won Credit Linked Note
   5.00%, 3/10/11                                         800,798        840,709
                                                                      ----------
                                                                       1,860,344
                                                                      ----------
Total South Korean Securities
   (cost $2,888,968)                                                   2,968,094
                                                                      ----------
Sweden - 4.7%
Corporate Debt Obligation - 0.6%
Svenska Handelsbanken
   5.13%, 12/28/11 (a)                            EUR         400        514,393
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Government Obligation - 4.1%
Kingdom of Sweden
   5.00%, 1/28/09                                 SEK      23,400     $3,370,849
                                                                      ----------
Total Swedish Securities
   (cost $3,841,577)                                                   3,885,242
                                                                      ----------
Turkey - 0.3%
Government Obligations - 0.3%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07                           TRY         266        150,832
   Zero Coupon, 6/28/07                                       117         66,491
                                                                      ----------
Total Turkish Securities
   (cost $214,230)                                                       217,323
                                                                      ----------
Ukraine - 0.0%
Government Obligation - 0.0%
Government of Ukraine
   11.00%, 3/15/07 (c)
   (cost $9,272)                                  US$           9          9,512
                                                                      ----------
United Kingdom - 1.8%
Corporate Debt Obligations - 1.8%
Marks & Spencer Plc
   5.13%, 11/07/06                                EUR         300        384,660
mmO2 Plc.
   6.38%, 1/25/07 (b)                                         410        530,743
Rentokil Initial
   5.75%, 5/21/07                                             300        389,041
Vodafone Group Plc.
   4.25%, 5/27/09                                             150        192,974
                                                                      ----------
Total United Kingdom Securities
   (cost $1,358,740)                                                   1,497,418
                                                                      ----------
United States - 57.7%
Bank Loans - 9.4%
Brenntag Holding GmbH & Co. KG
   8.08%, 12/22/13                                US$         402        403,325
   8.08%, 1/17/14                                              98         98,918
Cebridge
   7.74%, 10/01/13                                          1,000        992,680
CSC Holdings, Inc.
   6.88-7.26%, 3/14/13                                        499        495,747

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Graham Packaging Co. LP
   7.56-7.88%, 9/15/11                            US$         493     $  493,426
Keystone Automotive Operations, Inc.
   7.89-7.99%, 10/30/09                                       383        382,798
LandSource Communities Development LLC
   7.88%, 7/31/10                                             500        500,625
MGM Holdings II, Inc.
   7.75%, 3/15/12                                             499        498,840
Neiman Marcus Group, Inc.
   7.77%, 4/06/13                                             475        478,006
North Las Vegas
   8.25%, 4/20/11                                             200        199,500
   12.50%, 4/20/12                                            100        100,500
NRG Energy, Inc.
   7.23%, 1/06/13                                             203        203,731
   7.50%, 1/06/13                                              46         46,566
PGT Industries, Inc.
   8.36%, 2/14/12                                             468        469,560
Prestige Brands, Inc.
   7.23%, 4/15/11                                             489        489,156
Standard Pac
   6.67%, 5/01/13                                           1,000        978,750
United Air Lines, Inc.
   8.63%, 2/01/12                                             219        221,266
   9.19%, 2/01/12                                              31         31,601
United Subcontractors, Inc.
   8.36%, 12/27/12                                            748        746,255
                                                                      ----------
                                                                       7,831,250
                                                                      ----------
Corporate Debt Obligations - 4.9%
Altria Group, Inc.
   7.75%, 1/15/27                                             150        174,248
Embarq Corp.
   7.08%, 6/01/16                                              99         99,633
Ford Motor Credit Co.
   4.95%, 1/15/08 (b)                                         100         95,370
   6.63%, 6/16/08                                             115        110,780
Genworth Financial, Inc.
   1.60%, 6/20/11 (b)                             JPY      22,000        188,587
HCA, Inc.
   7.58%, 9/15/25 (b)                             US$          65         50,651
HFCHC 2006-1 M1
   5.64%, 1/20/36                                             392        392,326
IPALCO Enterprises, Inc.
   8.38%, 11/14/08 (b)                                        150        154,500

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Kinder Morgan Finance
   5.35%, 1/05/11                                 US$        227    $   212,157
MSM 2006-11 1A2
   6.35%, 8/25/36                                            200        200,564
OOMLT 2006-2 2A2 (d)
   5.49%, 7/25/36                                            780        780,000
SASC 2005-WMC1 A2 (d)
   5.58%, 1/25/35                                            530        530,413
SAST 2005-4 A2A (d)
   5.47%, 11/25/37                                           590        590,125
WFMBS 2006-AR11 A4
   5.54%, 8/25/36                                            525        519,997
                                                                    -----------
                                                                      4,099,351
                                                                    -----------
Municipal Obligation - 0.1%
Alameda Corridor Transportation Authority
   6.60%, 10/01/29                                           100        108,251
                                                                    -----------
U.S. Government and Government
   Sponsored Agency Obligations - 43.3%
Federal Home Loan Mortgage Corp.
   4.88%, 3/15/07                                         24,260     24,171,257
Federal National Mortgage Association
   4.09%, 3/01/35                                          1,320      1,286,386
   4.15%, 11/01/34                                         1,318      1,307,328
   5.50%, 6/01/33                                          1,867      1,821,590
   5.50%, 2/01/35 (b)                                      4,094      3,987,190
Federal National Mortgage Association
   30 YR TBA
   5.50%, 8/01/35                                            940        912,682
FHRR R008 FK
   5.74%, 7/15/23                                          1,300      1,299,194
U.S. Treasury Note
   4.88%, 5/31/08                                          1,330      1,326,831
                                                                    -----------
                                                                     36,112,458
                                                                    -----------
Total United States Securities
   (cost $48,393,548)                                                48,151,310
                                                                    -----------
Total Investments - 102.1%
   (cost $84,755,721)                                                85,160,826
Other assets less liabilities -  (2.1%)                              (1,763,812)
                                                                    -----------
NET ASSETS - 100%                                                   $83,397,014
                                                                    -----------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                             U.S. $       U.S. $
                               Contract     Value on     Value at      Unrealized
                                Amount    Origination    July 31,     Appreciation/
                                (000)         Date         2006      (Depreciation)
                              -----------------------------------------------------
Buy Contracts:
Canadian Dollar,
   settling 8/10/06               1,935    $1,708,078   $1,710,123       $   2,045
British Pound,
   settling 8/16/06               3,695     6,727,749    6,904,552         176,803
Polish Zloty,
   settling 8/09/06               4,207     1,342,289    1,363,410          21,121
South Korean Won,
   settling 10/23/06            783,095       819,651      821,778           2,127
Swedish Krona,
   settling 8/28/06                 206        28,190       28,653             463
Sale Contracts:
Australian Dollar,
   settling 9/14/06                  63        47,212       48,144            (932)
British Pound,
   settling 8/16/06               3,695     6,827,848    6,904,552         (76,704)
Canadian Dollar,
   settling 8/10/06               5,109     4,592,063    4,515,452          76,611
Euro Dollar,
   settling 8/22/06-9/28/06       7,184     9,115,713    9,205,642         (89,929)
Japanese Yen,
   settling 8/31/06             431,146     3,742,526    3,777,989         (35,463)
South Korean Won,
   settling 8/21/06-9/18/06   3,502,285     3,692,870    3,669,594          23,276
Mexican Peso,
   settling 8/17/06              36,567     3,353,656    3,333,676          19,980
Norwegian Kroner,
   settling 9/27/06               8,225     1,308,880    1,341,546         (32,666)
Polish Zloty,
   settling 8/09/06              15,760     4,996,820    5,107,210        (110,390)
Swedish Krona,
   settling 8/28/06              21,742     2,997,696    3,024,305         (26,609)

FINANCIAL FUTURES CONTRACTS SOLD

                                                           Value at
                    Number of   Expiration    Original     July 31,      Unrealized
       Type         Contracts      Month        Value        2006      (Depreciation)
-------------------------------------------------------------------------------------
U.S Treasury Note
   10 Yr Futures        31      Sept. 2006   $3,262,992   $3,286,969      $(23,977)

INTEREST RATE SWAP TRANSACTIONS

                                                  Rate Type
                                           ----------------------
                 Notional                  Payments     Payments      Unrealized
    Swap          Amount     Termination    made by   received by    Appreciation/
Counterparty      (000)          Date      the Fund     the Fund    (Depreciation)
----------------------------------------------------------------------------------
Deutsche Banc   MXN 46,500     1/12/07      10.35%*       7.34%        $ 55,064
Deutsche Banc   MXN 46,500     1/12/07       7.34%        9.90%*        (48,276)

* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos.

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at July 31, 2006.

(b) Positions, or a portion thereof, with an aggregate market value of $7,696,226 have been segregated to collateralize forward exchange currency contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate market value of these securities amounted to $406,226 or .50% of net assets.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at July 31, 2006.

Glossary:

TBA - (To Be Assigned) Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency Abbreviations:

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro Dollar
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NLG - Netherlands Guilder
NOK - Norwegian Kroner
PLN - Polish Zloty
SEK - Swedish Krona
TRY - New Turkish Lira
US$ - United States Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial
    Officer

Date: September 20, 2006


                                        4